PARTNERSHIP CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 21, 2022	Nov. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 30, 2025	Dec. 31, 2023
Schedule of Partnership Units [Line Items]
Quarterly distribution (usd per unit)								$ 0.43
Increase in distribution compared to prior year								6.00%
Limited partners’ capital
Schedule of Partnership Units [Line Items]
Repurchased and cancelled (in shares)					1,000,000	0
Partners' Capital Account, Value, Treasury Units Purchased1					$ 29
Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			293,000,000		293,000,000		293,000,000		293,000,000
Number of shares issued (in shares)	12,000,000
Shares issued during period, price per share (dollars per share)	$ 25
Preferred stock, dividend rate	5.125%
Partnership units repurchased, net of costs and issuances	$ 293
Preferred unitholders capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			38,912,047		38,912,047		43,901,312		43,901,312
Repurchased and cancelled (in shares)					4,989,265		0
Preferred unitholders capital | Series 1 Preferred Units
Schedule of Partnership Units [Line Items]
Repurchase of preferred equity					$ 90
Gain on redemption of equity instruments					$ 6
General partner | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)			2,400,000	2,400,000	2,400,000	2,400,000
Number of shares outstanding (in shares)			2,400,631		2,400,631		2,400,631		2,400,631
Limited Partners | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Weighted average number of shares outstanding (in shares)			461,300,000	461,500,000	461,600,000	461,400,000
Stock issued during period, dividend reinvestment plan (in shares)					200,000	200,000
Dividend reinvestment plan, proceeds					$ 5	$ 6
Number of shares outstanding (in shares)			461,081,508		461,081,508		461,855,350		461,343,972
Repurchased and cancelled (in shares)					1,043,911		0
Number of shares issued (in shares)					164,617		343,347
Non-controlling Interest - Class A Preferred Units
Schedule of Partnership Units [Line Items]
Repurchase, authorized percentage		5.00%
Number of shares issued		23,088,572
Number of shares outstanding (in shares)		23,088,572
Maximum percentage for public float		10.00%
Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			132,064,238		132,064,238		132,051,909		131,872,066
Conversions (less than in 2025) (in shares)					12,329	100,000	179,843
Conversions (less than in 2025)					$ 0	$ 1	$ 2
Non-controlling interest - exchange LP units, equity | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)			5,620,371		5,620,371		5,738,152		6,086,026
Conversions (less than in 2025) (in shares)					(117,781)		(347,874)
Conversions (less than in 2025)					$ (2)	$ 2	$ (5)
Exchange LP unit conversion (less than) (in shares)					100,000	200,000
Exchange LP unit conversion, value					$ (1)
Non-controlling interest - exchange BIPC LP units, equity | Limited partners’ capital
Schedule of Partnership Units [Line Items]
Conversions (less than in 2025) (in shares)					100,000	200,000
Conversions (less than in 2025)					$ 1	$ 1